Note 18 - Financial Instruments - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest rate swap contracts, current and long-term portion	$ 240,181	$ 253,102
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current and long-term portion
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current and long-term portion	240,181	253,102
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current and long-term portion